UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-8252
      ---------------------------------------------------------------------

                    Credit Suisse Emerging Markets Fund, Inc.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                    Credit Suisse Emerging Markets Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2004 to April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE FUNDS
Semiannual Report

April 30, 2005
(unaudited)

                             o  CREDIT SUISSE
                                EMERGING MARKETS FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2005; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Fund investments are subject to investment risk, including loss of your investment.

CREDIT SUISSE EMERGING MARKETS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    June 1, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 04/30/05

SHARE CLASS/BENCHMARK                                                PERFORMANCE
Common1                                                               9.75%
Advisor1                                                              9.91%
Class A1,2                                                            9.71%
MSCI Emerging Markets Index3                                         13.63%

   Performance for the Fund's Class A shares is without the maximum sales charge of 5.75%.2

MARKET OVERVIEW: STRONG START, MUTED FINISH

   Emerging equity markets performed well in both absolute terms and compared with developed stock markets, though the group struggled late in the period. Emerging markets climbed steadily over the November through early March span, as investor sentiment toward the asset class remained favorable based on generally improving macro fundamentals combined with historically moderate valuations. However, these stocks declined in the last six weeks of the period, hit by changing expectations for US interest rates as the US Federal Reserve turned more hawkish on inflation. This tended to spark profit taking within markets globally and in riskier asset classes in particular.

STRATEGIC REVIEW: UNDERPERFORM IN ASIA, OUTPERFORM ELSEWHERE

   The Fund participated in the broad rally in emerging markets, although it underperformed its benchmark. We attribute this in large part to stock selection in Asia. In particular, our bias in Taiwan was in favor of financial services stocks over technology stocks, and the latter delivered stronger returns. Our China holdings also underperformed, including declines posted by an oil company and a copper company. In addition, we were underweighted in South Korea, whose currency strongly appreciated vs. the US dollar, boosting returns for US-based investors.

CREDIT SUISSE EMERGING MARKETS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

   On the positive side, the Fund was aided by good stock selection within the Europe/Middle East/Africa segment (EMEA), most specifically South Africa, where we were underweighted in struggling resources stocks, and Russia, where we avoided certain poor performers in the energy and materials sectors. In Latin America, stock selection in Brazil and Mexico was positive, and our overweighting in Brazil provided more support as the market outperformed regionally and globally.

   In terms of regional positioning, we remained overweighted in the larger markets within Latin America, though we periodically trimmed these positions in the wake of good performance. Rising US interest rates and slowing global growth have traditionally been the source of market pressure for Latin America and in particular Brazil, given the region's reliance on external financing. We believe that improved external fundamentals could make economic growth more resistant to global headwinds in this cycle. Our positioning in both Mexico and Brazil is biased primarily toward companies dependent on domestic demand, such as Brazilian banks and Mexican homebuilders, where we have greater conviction about the earnings outlook.

   We maintained a roughly neutral position in Asia overall. Within the larger North Asian markets, we favored Taiwan over South Korea and China. As noted, we maintained exposure to financials stocks in Taiwan, which we think could benefit from improvements in domestic spending. In China, despite our relatively sanguine view over the prospects for macroeconomic growth, rising cost pressures have eroded the profitability for many Chinese corporates, while valuations have not been compelling in our view. Within the smaller markets of Southeast Asia, we ended the period with overweightings in Malaysia and Thailand, reflecting our more positive outlook on their macro fundamentals. We remained underweighted in India, though we did add to our Indian position late in the period as concerns regarding the growth outlook and reform agenda of the incoming government appeared overblown.

   We were primarily underweighted in the EMEA region during the period. In Eastern Europe, our primary overweight through much of 2004 was Russia, although we reduced our exposure as the corporate environment appeared to deteriorate. We were underweighted in South Africa through the period, due to our bias away from commodity exporters, which continue to be hampered by strength in the country's currency. We maintained an overweight in Turkey, based on our view on positive macroeconomic developments and

CREDIT SUISSE EMERGING MARKETS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

optimism related to Turkey's application for eventual EU membership. Our exposure to Israel through most of the period was broadly neutral, but with a relatively high bias toward domestic-oriented companies and banks, which we feel continue to have compelling valuations compared with bank valuations elsewhere.

The Credit Suisse Emerging Markets Team

Annabel Betz
Neil Gregson
Matthew J.K. Hickman
Elizabeth H. Eaton
Jonathan S. Ong
Emily Alejos

   The Fund may involve a greater degree of risk than other funds that seek capital growth by investing in larger, more-developed markets. International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks and differences in accounting methods; these risks are generally heightened for emerging-market investments.

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

CREDIT SUISSE EMERGING MARKETS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 20051

                                                             SINCE     INCEPTION
                         1 YEAR      5 YEARS    10 YEARS   INCEPTION     DATE
                         -------------------------------------------------------
Common Class             12.34%      (1.95)%      1.94%      2.29%      12/30/94
Advisor Class            12.60%      (2.09)%      1.49%      1.85%      12/30/94
Class A Without
  Sales Charge           12.31%        --          --       15.71%      11/30/01
Class A With Maximum
  Sales Charge            5.86%        --          --       13.65%      11/30/01

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 20051

                                                             SINCE     INCEPTION
                         1 YEAR      5 YEARS    10 YEARS   INCEPTION     DATE
                         -------------------------------------------------------
Common Class             18.66%       0.17%       1.53%      2.03%      12/30/94
Advisor Class            19.02%       0.03%       1.09%      1.60%      12/30/94
Class A Without
  Sales Charge           18.79%        --          --       14.48%      11/30/01
Class A With Maximum
  Sales Charge           11.98%        --          --       12.49%      11/30/01

   Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.csam.com/us.

--------------
1 Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for the Fund's Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 3.40%.

3 The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

CREDIT SUISSE EMERGING MARKETS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2005.

   The table illustrates your Fund's expenses in two ways:

   o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE EMERGING MARKETS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                  FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2005
--------------------------------------------------------------------------------

                                                 COMMON     ADVISOR
ACTUAL FUND RETURN                                CLASS      CLASS     CLASS A
                                               ---------------------------------
Beginning Account Value 11/1/04                $1,000.00   $1,000.00   $1,000.00
Ending Account Value 4/30/05                   $1,097.50   $1,099.10   $1,097.10
Expenses Paid per $1,000*                      $   10.14   $    8.85   $   10.14

HYPOTHETICAL 5% FUND RETURN

Beginning Account Value 11/1/04                $1,000.00   $1,000.00   $1,000.00
Ending Account Value 4/30/05                   $1,015.12   $1,016.36   $1,015.12
Expenses Paid per $1,000*                      $    9.74   $    8.50   $    9.74

                                                 COMMON     ADVISOR
                                                  CLASS      CLASS     CLASS A
                                               ---------------------------------
ANNUALIZED EXPENSE RATIOS*                         1.95%       1.70%       1.95%
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE EMERGING MARKETS FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)

April 30, 2005 (unaudited)

SECTOR BREAKDOWN*
Bar Chart:
Financials                                                             22.7%
Information Technology                                                 17.2%
Energy                                                                 13.4%
Telecommunication Services                                             12.3%
Consumer Discretionary                                                 10.2%
Materials                                                               8.6%
Industrials                                                             6.0%
Consumer Staples                                                        3.6%
Short-Term Investments                                                  2.4%
Health Care                                                             2.1%
Utilities                                                               1.5%

--------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                              NUMBER OF
                                                               SHARES       VALUE
                                                             ----------  -----------
COMMON STOCKS (89.1%)
BRAZIL (4.0%)
Airlines (0.4%)
   Gol-Linhas Aereas Inteligentes SA ADRss.                       5,400  $   153,198
                                                                         -----------
Diversified Telecommunication Services (0.8%)
   Brasil Telecom Participacoes SA                           16,600,000      137,174
   Tele Norte Leste Participacoes SA                              6,500      128,910
                                                                         -----------
                                                                             266,084
                                                                         -----------
Oil & Gas (1.9%)
   Petroleo Brasileiro SA - Petrobras ADRss.                     16,900      621,075
                                                                         -----------
Paper & Forest Products (0.5%)
   Aracruz Celulose SA ADRss.                                     2,900       89,030
   Votorantim Celulose e Papel SA ADR                             6,300       69,237
                                                                         -----------
                                                                             158,267
                                                                         -----------
Water Utilities (0.4%)
   Companhia de Saneamento Basico do Estado de Sao Paulo      2,400,000      124,189
                                                                         -----------
TOTAL BRAZIL                                                               1,322,813
                                                                         -----------
CHILE (1.1%)
Beverages (0.6%)
   Compania Cervecerias Unidas SA ADRss.                          7,700      182,798
                                                                         -----------
Diversified Telecommunication Services (0.5%)
   Compania de Telecomunicaciones de Chile SA ADR                16,200      172,530
                                                                         -----------
TOTAL CHILE                                                                  355,328
                                                                         -----------
CHINA (4.3%)
Airlines (0.5%)
   Air China, Ltd. Series H                                     506,000      180,116
                                                                         -----------
Insurance (1.2%)
   China Life Insurance Company, Ltd. Series H*                 583,000      384,753
                                                                         -----------
Metals & Mining (0.7%)
   Jiangxi Copper Company, Ltd. Series H                        481,000      232,519
                                                                         -----------
Oil & Gas (1.9%)
   China Petroleum & Chemical Corp. Series H                  1,140,000      452,050
   Sinopec Zhenhai Refining & Chemical Company, Ltd. Series H   162,200      180,565
                                                                         -----------
                                                                             632,615
                                                                         -----------
TOTAL CHINA                                                                1,430,003
                                                                         -----------


                 See Accompanying Notes to Financial Statements.

                                        8


CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)

--------------------------------------------------------------------------------
                                                              NUMBER OF
                                                               SHARES       VALUE
                                                             ----------  -----------
COMMON STOCKS
EGYPT (0.5%)
Wireless Telecommunication Services (0.5%)
   Orascom Telecom Holding SAE*                                   2,200  $   180,095
                                                                         -----------
TOTAL EGYPT                                                                  180,095
                                                                         -----------
HONG KONG (3.5%)
Industrial Conglomerates (0.5%)
   Golden Meditech Company, Ltd.                                794,000      152,746
                                                                         -----------
Oil & Gas (1.0%)
   CNOOC, Ltd.                                                  613,000      329,768
                                                                         -----------
Textiles & Apparel (0.5%)
   Ports Design, Ltd.                                           257,000      175,273
                                                                         -----------
Wireless Telecommunication Services (1.5%)
   China Mobile (Hong Kong), Ltd.                               144,000      504,978
                                                                         -----------
TOTAL HONG KONG                                                            1,162,765
                                                                         -----------
HUNGARY (1.6%)
Banks (0.8%)
   OTP Bank Rt.                                                   8,600      265,183
                                                                         -----------
Oil & Gas (0.8%)
   MOL Magyar Olaj-es Gazipari Rt.                                3,300      272,343
                                                                         -----------
TOTAL HUNGARY                                                                537,526
                                                                         -----------
INDIA (5.5%)
Airlines (0.4%)
   Jet Airways (India), Ltd.*                                     3,851      116,875
                                                                         -----------
Chemicals (1.0%)
   Reliance Industries, Ltd. GDR Rule 144A++                     13,500      333,450
                                                                         -----------
Diversified Financials (0.2%)
   ICICI Bank, Ltd. ADR                                           4,600       83,168
                                                                         -----------
Diversified Telecommunication Services (0.8%)
   Bharti Tele-Ventures, Ltd.*                                   58,000      275,603
                                                                         -----------
Electric Utilities (0.6%)
   National Thermal Power Corporation, Ltd.                     105,000      199,096
                                                                         -----------
Electrical Equipment (0.5%)
   Bharat Heavy Electricals, Ltd.                                10,000      181,925
                                                                         -----------
Gas Utilities (0.5%)
   Gail India, Ltd.                                              34,300      160,376
                                                                         -----------


                 See Accompanying Notes to Financial Statements.

                                        9


CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                              NUMBER OF
                                                               SHARES       VALUE
                                                             ----------  -----------
COMMON STOCKS
IT Consulting & Services (1.1%)
   Infosys Technologies, Ltd. ADRss.                              3,200  $   189,440
   Tata Consultancy Services, Ltd.                                6,526      169,778
                                                                         -----------
                                                                             359,218
                                                                         -----------
Oil & Gas (0.4%)
   Cairn Energy PLC*                                              6,500      144,275
                                                                         -----------
TOTAL INDIA                                                                1,853,986
                                                                         -----------
INDONESIA (0.7%)
Tobacco (0.3%)
   PT Gudang Garam Tbk                                           55,500       87,591
                                                                         -----------
Wireless Telecommunication Services (0.4%)
   PT Telekomunikasi Indonesia                                  334,000      150,179
                                                                         -----------
TOTAL INDONESIA                                                              237,770
                                                                         -----------
ISRAEL (3.9%)
Banks (0.7%)
   Bank Hapoalim, Ltd.                                           67,800      232,825
                                                                         -----------
Diversified Financials (0.5%)
   IDB Development Corporation, Ltd.                              5,500      161,856
                                                                         -----------
Electronic Equipment & Instruments (0.5%)
   Orbotech, Ltd.*                                                8,000      162,640
                                                                         -----------
Internet Software & Services (0.6%)
   Check Point Software Technologies, Ltd.*                      10,100      211,595
                                                                         -----------
Pharmaceuticals (1.6%)
   Teva Pharmaceutical Industries, Ltd. ADR                      16,800      524,832
                                                                         -----------
TOTAL ISRAEL                                                               1,293,748
                                                                         -----------
MALAYSIA (4.1%)
Banks (1.9%)
   Commerce Asset-Holding Berhad                                225,400      265,888
   Public Bank Berhad                                           199,300      356,443
                                                                         -----------
                                                                             622,331
                                                                         -----------
Diversified Telecommunication Services (0.8%)
   Telekom Malaysia Berhad                                      102,800      261,230
                                                                         -----------
Energy Equipment & Services (0.3%)
   Scomi Group Berhad                                           283,600      110,503
                                                                         -----------


                 See Accompanying Notes to Financial Statements.

                                       10


CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                              NUMBER OF
                                                               SHARES       VALUE
                                                             ----------  -----------
COMMON STOCKS
Wireless Telecommunication Services (1.1%)
   Maxis Communications Berhad                                  147,000  $   373,403
                                                                         -----------
TOTAL MALAYSIA                                                             1,367,467
                                                                         -----------
MEXICO (6.5%)
Beverages (0.6%)
   Fomento Economico Mexicano SA de CV ADR                        4,100      209,305
                                                                         -----------
Construction Materials (0.2%)
   Cemex SA de CV ADR                                             2,410       86,760
                                                                         -----------
Diversified Telecommunication Services (0.7%)
   Telefonos de Mexico SA de CV ADR                               6,700      227,130
                                                                         -----------
Food Products (0.9%)
   Gruma SA Series B                                             76,500      153,841
   Grupo Bimbo SA de CV Series A                                 54,900      143,575
                                                                         -----------
                                                                             297,416
                                                                         -----------
Household Durables (0.8%)
   Consorcio ARA SA de CV                                        83,800      257,695
                                                                         -----------
Media (0.4%)
   Grupo Televisa SA ADR                                          2,400      134,832
                                                                         -----------
Metals & Mining (0.4%)
   Grupo Mexico SA de CV Series B                                27,293      127,567
                                                                         -----------
Multiline Retail (0.6%)
   Wal-Mart de Mexico SA de CV Series V                          58,619      216,683
                                                                         -----------
Real Estate (0.7%)
   Desarrolladora Homex SA de CV ADR*ss.                          4,400       97,416
   Urbi Desarrollos Urbanos SA de CV*                            27,335      133,113
                                                                         -----------
                                                                             230,529
                                                                         -----------
Wireless Telecommunication Services (1.2%)
   America Movil SA de CV ADR Series L                            8,000      397,200
                                                                         -----------
TOTAL MEXICO                                                               2,185,117
                                                                         -----------
PHILIPPINES (0.0%)
Diversified Financials (0.0%)
   SM Investments Corp.*                                             50          231
                                                                         -----------
TOTAL PHILIPPINES                                                                231
                                                                         -----------
RUSSIA (4.4%)
Banks (1.0%)
   Sberbank RF                                                      500      326,277
                                                                         -----------


                 See Accompanying Notes to Financial Statements.

                                       11


CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                              NUMBER OF
                                                               SHARES       VALUE
                                                             ----------  -----------
COMMON STOCKS
Oil & Gas (2.3%)
   Lukoil ADR                                                     5,000  $   677,500
   Sibir Energy PLC*                                             24,000       95,571
                                                                         -----------
                                                                             773,071
                                                                         -----------
Wireless Telecommunication Services (1.1%)
   AO VimpelCom ADR*ss.                                          11,300      369,736
                                                                         -----------
TOTAL RUSSIA                                                               1,469,084
                                                                         -----------
SINGAPORE (0.4%)
Chemicals (0.4%)
   Hi-P International, Ltd.ss.                                  154,000      126,609
                                                                         -----------
TOTAL SINGAPORE                                                              126,609
                                                                         -----------
SOUTH AFRICA (9.9%)
Banks (2.6%)
   FirstRand, Ltd.                                              126,400      269,346
   Standard Bank Group, Ltd.                                     60,457      606,637
                                                                         -----------
                                                                             875,983
                                                                         -----------
Diversified Telecommunication Services (0.7%)
   Telkom South Africa, Ltd.                                     13,330      232,865
                                                                         -----------
Household Durables (0.8%)
   Steinhoff International Holdings, Ltd.                       121,120      258,052
                                                                         -----------
Industrial Conglomerates (0.6%)
   Bidvest Group, Ltd.                                           18,600      209,650
                                                                         -----------
Insurance (0.8%)
   Sanlam, Ltd.                                                 137,000      260,180
                                                                         -----------
Media (1.1%)
   Naspers, Ltd. N Shares                                        31,300      378,853
                                                                         -----------
Metals & Mining (1.5%)
   Impala Platinum Holdings, Ltd.                                 3,100      258,281
   Kumba Resources, Ltd.                                         23,567      233,619
                                                                         -----------
                                                                             491,900
                                                                         -----------
Oil & Gas (0.7%)
   Sasol                                                          9,500      222,537
                                                                         -----------
Specialty Retail (1.1%)
   Edgars Consolidated Stores, Ltd.                               3,233      133,962
   JD Group, Ltd.                                                23,000      236,891
                                                                         -----------
                                                                             370,853
                                                                         -----------
TOTAL SOUTH AFRICA                                                         3,300,873
                                                                         -----------


                 See Accompanying Notes to Financial Statements.

                                       12


CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                              NUMBER OF
                                                               SHARES       VALUE
                                                             ----------  -----------
COMMON STOCKS
SOUTH KOREA (18.5%)
Auto Components (0.8%)
   Hyundai Mobis                                                  3,850  $   251,942
                                                                         -----------
Automobiles (2.0%)
   Hyundai Motor Company, Ltd.                                   12,520      681,426
                                                                         -----------
Banks (3.5%)
   Kookmin Bank                                                  17,300      734,366
   Shinhan Financial Group Company, Ltd.                         16,800      438,449
                                                                         -----------
                                                                           1,172,815
                                                                         -----------
Construction & Engineering (0.5%)
   Daelim Industrial Company, Ltd.                                3,400      169,999
                                                                         -----------
Household Durables (1.2%)
   LG Electronics, Inc.                                           5,930      398,549
                                                                         -----------
Industrial Conglomerates (0.9%)
   GS Holdings Corp.                                             12,300      294,094
                                                                         -----------
Insurance (0.5%)
   Samsung Fire & Marine Insurance Company, Ltd.                  2,500      171,476
                                                                         -----------
Metals & Mining (1.2%)
   POSCO ADR                                                      8,400      382,452
                                                                         -----------
Semiconductor Equipment & Products (7.2%)
   Samsung Electronics Company, Ltd.                              5,232    2,392,903
                                                                         -----------
Wireless Telecommunication Services (0.7%)
   SK Telecom Company, Ltd.                                       1,500      248,389
                                                                         -----------
TOTAL SOUTH KOREA                                                          6,164,045
                                                                         -----------
TAIWAN (13.6%)
Automobiles (0.6%)
   China Motor Corp.                                            188,000      206,014
                                                                         -----------
Banks (1.6%)
   E.Sun Financial Holding Company, Ltd.                        660,000      540,903
                                                                         -----------
Chemicals (0.5%)
   Formosa Plastics Corp.                                       100,000      171,268
                                                                         -----------
Computers & Peripherals (4.1%)
   Advantech Company, Ltd.                                      139,159      324,230
   AU Optronics Corp. ADRss.                                     32,200      522,284
   Chi Mei Optoelectronics Corp.                                172,000      291,234
   LITE-ON IT Corp.                                             134,000      224,038
                                                                         -----------
                                                                           1,361,786
                                                                         -----------


                 See Accompanying Notes to Financial Statements.

                                       13


CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                              NUMBER OF
                                                               SHARES       VALUE
                                                             ----------  -----------
COMMON STOCKS
Insurance (1.1%)
   Cathay Financial Holding Company, Ltd.                       208,000  $   377,217
                                                                         -----------
Marine (0.9%)
   Yang Ming Marine Transport                                   297,000      291,917
                                                                         -----------
Real Estate (1.2%)
   Cathay Real Estate Development Company, Ltd.                 893,000      395,424
                                                                         -----------
Semiconductor Equipment & Products (3.6%)
   Sunplus Technology Company, Ltd.                             192,000      255,960
   Taiwan Semiconductor Manufacturing Company, Ltd.             494,000      821,489
   United Microelectronics Corp.                                172,782      100,887
                                                                         -----------
                                                                           1,178,336
                                                                         -----------
TOTAL TAIWAN                                                               4,522,865
                                                                         -----------
THAILAND (4.6%)
Banks (2.1%)
   Bangkok Bank Public Company, Ltd.                            160,100      434,122
   Siam City Bank Public Company, Ltd.                          422,000      263,082
                                                                         -----------
                                                                             697,204
                                                                         -----------
Construction & Engineering (0.5%)
   Italian - Thai Development Public Company, Ltd.              766,300      179,632
                                                                         -----------
Construction Materials (0.8%)
   Siam Cement Public Company, Ltd.                              46,500      280,138
                                                                         -----------
Oil & Gas (1.2%)
   Thai Oil Public Company, Ltd.                                237,400      388,046
                                                                         -----------
Wireless Telecommunication Services (0.0%)
   Advanced Info Service Public Company, Ltd.                        50          121
                                                                         -----------
TOTAL THAILAND                                                             1,545,141
                                                                         -----------
TURKEY (1.6%)
Banks (1.0%)
   Akbank T.A.S.                                                 34,664      167,467
   Turkiye Garanti Bankasi AS                                    43,062      154,060
                                                                         -----------
                                                                             321,527
                                                                         -----------
Industrial Conglomerates (0.6%)
   Koc Holding AS*                                               57,860      215,406
                                                                         -----------
TOTAL TURKEY                                                                 536,933
                                                                         -----------


                 See Accompanying Notes to Financial Statements.

                                       14


CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                              NUMBER OF
                                                               SHARES       VALUE
                                                             ----------  -----------
COMMON STOCKS
VENEZUELA (0.4%)
Diversified Telecommunication Services (0.4%)
   Compania Anonima Nacional Telefonos de Venezuela ADR           6,400  $   122,496
                                                                         -----------
TOTAL VENEZUELA                                                              122,496
                                                                         -----------
TOTAL COMMON STOCKS (Cost  $23,769,061)                                   29,714,895
                                                                         -----------

PREFERRED STOCKS (7.0%)
BRAZIL (7.0%)
Banks (1.4%)
   Banco Bradesco SA                                              6,920      211,769
   Banco Itau Holding Financeira SA                               1,480      257,412
                                                                         -----------
                                                                             469,181
                                                                         -----------
Beverages (0.6%)
   Companhia de Bebidas das Americas ADR                          7,100      192,410
                                                                         -----------
Chemicals (0.3%)
   Braskem SA Class A                                         2,800,000      109,949
                                                                         -----------
Diversified Telecommunication Services (0.8%)
   Telemar Norte Leste SA Class A                                 5,600      122,277
   Telesp-Telecomunicacoes de Sao Paulo SA                    7,100,000      134,049
                                                                         -----------
                                                                             256,326
                                                                         -----------
Industrial Conglomerates (0.7%)
   Itausa - Investimentos Itau SA                               117,000      226,514
                                                                         -----------
Metals & Mining (2.3%)
   Companhia Vale do Rio Doce ADR                                26,300      610,160
   Usinas Siderurgicas de Minas Gerais SA                         8,700      171,172
                                                                         -----------
                                                                             781,332
                                                                         -----------
Oil & Gas (0.9%)
   Petroleo Brasileiro SA - Petrobras ADR                         6,900      289,317
                                                                         -----------
TOTAL PREFERRED STOCKS (Cost  $1,650,773)                                  2,325,029
                                                                         -----------
WARRANTS (0.2%)
INDIA (0.2%)
Diversified Financials (0.2%)
   National Thermal Power Corporation, Ltd. Rule 144A,
      expires 10/20/05*++ (Cost $55,187)                         40,100       75,388
                                                                         -----------


                 See Accompanying Notes to Financial Statements.

                                       15


CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                              NUMBER OF
                                                               SHARES       VALUE
                                                             ----------  -----------
RIGHTS (0.0%)
BRAZIL (0.0%)
Diversified Telecommunication Services (0.0%)
   Tele Norte Leste Participacoes SA, strike price $18.96,
      expires 5/24/05*                                               67  $        79
                                                                         -----------
TOTAL BRAZIL                                                                      79
                                                                         -----------
THAILAND (0.0%)
Diversified Telecommunication Services (0.0%)
   True Corporation Public Company, Ltd., strike price $13.93,
      expires April 2008*^                                      191,874            0
                                                                         -----------
TOTAL THAILAND                                                                     0
                                                                         -----------
TOTAL RIGHTS (Cost  $0)                                                           79
                                                                         -----------
SHORT-TERM INVESTMENTS (7.6%)
   State Street Navigator Prime Fundss.ss.                    1,766,425    1,766,425
                                                                PAR
                                                               (000)
                                                             ----------
   State Street Bank and Trust Co. Euro Time Deposit,
      1.850%, 5/02/05                                              $789      789,000
                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS (Cost  $2,555,425)                            2,555,425
                                                                         -----------

TOTAL INVESTMENTS AT VALUE (103.9%) (Cost  $28,030,446)                   34,670,816
                                                                         -----------

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.9%)                             (1,310,840)
                                                                         -----------

NET ASSETS (100.0%)                                                      $33,359,976
                                                                         ===========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
                         GDR = Global Depositary Receipt

--------------------------------------------------------------------------------
*        Non-income producing security.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, these securities amounted to a value of $408,838 or 1.23% of net assets.

^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

ss.      Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments at value, including collateral for securities on loan
      of $1,766,425 (Cost $28,030,446) (Note 2)                        $34,670,8161
   Cash                                                                        729
   Foreign currency at value (cost $522,196)                               523,909
   Dividend and interest receivable                                        107,697
   Receivable for investments sold                                          34,817
   Receivable for fund shares sold                                           3,994
   Prepaid expenses and other assets                                        25,623
                                                                       -----------
      Total Assets                                                      35,367,585
                                                                       -----------
LIABILITIES
   Advisory fee payable (Note 3)                                            18,098
   Administrative services fee payable (Note 3)                             14,033
   Distribution fee payable (Note 3)                                         8,464
   Payable upon return of securities loaned (Note 2)                     1,766,425
   Deferred foreign tax liability (Note 2)                                  58,260
   Payable for investments purchased                                        35,342
   Payable for fund shares redeemed                                         28,852
   Directors' fee payable                                                    4,408
   Other accrued expenses payable                                           73,727
                                                                       -----------
      Total Liabilities                                                  2,007,609
                                                                       -----------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                  2,929
   Paid-in capital (Note 6)                                             82,475,098
   Undistributed net investment income                                      84,325
   Accumulated net realized loss on investments and
      foreign currency transactions                                    (55,787,835)
   Net unrealized appreciation from investments and
      foreign currency translations                                      6,585,459
                                                                       -----------
      Net Assets                                                       $33,359,976
                                                                       ===========
COMMON SHARES
   Net assets                                                          $31,952,918
   Shares outstanding                                                    2,801,956
                                                                       -----------
   Net asset value, offering price, and redemption price per share          $11.40
                                                                            ======
ADVISOR SHARES
   Net assets                                                          $ 1,061,861
   Shares outstanding                                                       96,247
                                                                       -----------
   Net asset value, offering price, and redemption price per share          $11.03
                                                                            ======
A SHARES
   Net assets                                                          $   345,197
   Shares outstanding                                                       30,465
                                                                       -----------
   Net asset value and redemption price per share                           $11.33
                                                                            ======
   Maximum offering price per share (net asset value/(1-5.75%))             $12.02
                                                                            ======

--------------------------------------------------------------------------------
1  Including $1,719,539 of securities on loan.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 2)
   Dividends                                                             $   474,941
   Interest                                                                   11,068
   Securities lending                                                          2,942
   Foreign taxes withheld                                                    (61,937)
                                                                         -----------
     Total investment income                                                 427,014
                                                                         -----------
EXPENSES
   Investment advisory fees (Note 3)                                         220,691
   Administrative services fees (Note 3)                                      35,769
   Distribution fees (Note 3)
     Common Class                                                             42,412
     Class A                                                                     346
   Transfer agent fees (Note 3)                                               53,081
   Custodian fees                                                             21,118
   Printing fees (Note 3)                                                     18,289
   Registration fees                                                          15,175
   Legal fees                                                                 12,420
   Audit fees                                                                 10,768
   Directors' fees                                                             8,258
   Insurance expense                                                           1,242
   Commitment fees (Note 4)                                                      435
   Miscellaneous expense                                                       5,890
                                                                         -----------
     Total expenses                                                          445,894
   Less: fees waived (Note 3)                                               (103,216)
                                                                         -----------
     Net expenses                                                            342,678
                                                                         -----------
       Net investment income                                                  84,336
                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
   Net realized gain from investments (including Thailand
      Capital Gain Tax of $54,399)                                         4,117,134
   Net realized loss on foreign currency transactions                        (45,767)
   Net change in unrealized appreciation (depreciation)
      from investments                                                      (873,376)
   Net change in unrealized appreciation (depreciation)
      from foreign currency translations                                      55,163
                                                                         -----------
   Net realized and unrealized gain from investments and
      foreign currency related items                                       3,253,154
                                                                         -----------
   Net increase in net assets resulting from operations                  $ 3,337,490
                                                                         -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX MONTHS
                                                              ENDED                FOR THE YEAR
                                                         APRIL 30, 2005               ENDED
                                                           (UNAUDITED)           OCTOBER 31, 2004
                                                      ------------------         ----------------
FROM OPERATIONS
  Net investment income                                    $    84,336             $   255,832
  Net realized gain from investments and foreign
   currency transactions                                     4,071,367               8,573,218
  Net change in unrealized appreciation (depreciation)
   from investments and foreign currency translations         (818,213)             (3,241,794)
                                                           -----------             -----------
   Net increase in net assets resulting from operations      3,337,490               5,587,256
                                                           -----------             -----------
FROM DIVIDENDS
  Dividends from net investment income
   Common Class shares                                          (8,634)                     --
   Advisor Class shares                                         (2,804)                     --
   Class A shares                                                  (61)                     --
                                                           -----------             -----------
   Net decrease in net assets
     resulting from dividends                                  (11,499)                     --
                                                           -----------             -----------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                               2,415,795               4,252,294
  Reinvestment of dividends                                     11,026                      --
  Net asset value of shares redeemed                        (5,861,920)1           (13,752,206)2
                                                           -----------             -----------
   Net decrease in net assets from capital
      share transactions                                    (3,435,099)             (9,499,912)
                                                           -----------             -----------
  Net decrease in net assets                                  (109,108)             (3,912,656)
NET ASSETS
  Beginning of period                                       33,469,084              37,381,740
                                                           -----------             -----------
  End of period                                            $33,359,976             $33,469,084
                                                           ===========             ===========
Undistributed net investment income                        $    84,325             $    11,488
                                                           ===========             ===========


--------------------------------------------------------------------------------
1 Net of $33 of redemption fees retained by the Fund.
2 Net of $2,215 of redemption fees retained by the Fund.


                 See Accompanying Notes to Financial Statements.

                                       19


CREDIT SUISSE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)
                                             FOR THE SIX MONTHS
                                                     ENDED                          FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2005     -----------------------------------------------------------
                                                  (UNAUDITED)        2004          2003          2002           2001        2000
                                                  -----------      --------      --------      --------       --------    --------
PER SHARE DATA
  Net asset value, beginning of period              $  10.39       $   8.86      $   6.43      $   6.58       $   9.03    $   9.27
                                                    --------       --------      --------      --------       --------    --------
INVESTMENT OPERATIONS
  Net investment income (loss)                          0.031          0.071         0.031         (0.00)1,2      0.04        0.04
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                      0.98           1.46          2.40         (0.15)         (2.46)      (0.28)
                                                    --------       --------      --------      --------       --------    --------
      Total from investment operations                  1.01           1.53          2.43         (0.15)         (2.42)      (0.24)
                                                    --------       --------      --------      --------       --------    --------
LESS DIVIDENDS
  Dividends from net investment income                 (0.00)2           --            --            --          (0.03)         --
                                                    --------       --------      --------      --------       --------    --------
REDEMPTION FEES                                         0.003          0.003         0.003         0.003            --          --
                                                    --------       --------      --------      --------       --------    --------
NET ASSET VALUE, END OF PERIOD                      $  11.40       $  10.39      $   8.86      $   6.43       $   6.58    $   9.03
                                                    ========       ========      ========      ========       ========    ========
      Total return4                                     9.75%         17.27%        37.64%        (2.28)%       (26.92)%     (2.59)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $ 31,953       $ 32,072      $ 36,139      $ 30,769       $ 40,463    $ 60,482
    Ratio of expenses to average net assets             1.95%6         1.95%         1.85%         1.65%          1.65%       1.67%
    Ratio of net investment income (loss)
      to average net assets                             0.47%6         0.72%         0.44%        (0.00)%5        0.41%       0.44%
    Decrease reflected in above operating expense
      ratios due to waivers                             0.58%6         0.72%         0.97%         1.16%          0.86%       0.79%
  Portfolio turnover rate                                 58%           114%          156%          145%           188%        232%

--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.
2  This amount represents less than $(0.01) per share.
3  This amount represents less than $0.01 per share.
4 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
5  Represents less than (0.01)%.
6  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                             FOR THE SIX MONTHS
                                                     ENDED                          FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2005     -----------------------------------------------------------
                                                  (UNAUDITED)        2004          2003          2002          2001        2000
                                                  -----------      --------      --------      --------      --------    --------
PER SHARE DATA
  Net asset value, beginning of period              $  10.06       $   8.56      $   6.25      $   6.41      $   8.78     $   9.03
                                                    --------       --------      --------      --------      --------     --------
INVESTMENT OPERATIONS
  Net investment income (loss)                          0.041          0.091         0.011        (0.01)1        0.001,2      0.07
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                      0.96           1.41          2.30         (0.15)        (2.37)       (0.32)
                                                    --------       --------      --------      --------      --------     --------
      Total from investment operations                  1.00           1.50          2.31         (0.16)        (2.37)       (0.25)
                                                    --------       --------      --------      --------      --------     --------
LESS DIVIDENDS
  Dividends from net investment income                 (0.03)            --            --            --            --           --
                                                    --------       --------      --------      --------      --------     --------
NET ASSET VALUE, END OF PERIOD                      $  11.03       $  10.06      $   8.56      $   6.25      $   6.41     $   8.78
                                                    ========       ========      ========      ========      ========     ========
      Total return3                                     9.91%         17.52%        36.80%        (2.50)%      (26.99)%      (2.77)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $  1,062       $  1,181      $  1,183      $  1,105      $  1,331     $     67
    Ratio of expenses to average net assets             1.70%4         1.70%         2.10%         1.90%         1.91%        1.92%
    Ratio of net investment income (loss)
      to average net assets                             0.72%4         0.97%         0.16%        (0.19)%       (0.07)%       0.29%
    Decrease reflected in above operating expense
      ratios due to waivers                             0.58%4         0.72%         0.97%         1.19%         0.90%        0.75%
  Portfolio turnover rate                                 58%           114%          156%          145%          188%         232%

--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.
2  This amount represents less than $0.01 per share.
3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
4  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                             FOR THE SIX MONTHS
                                                     ENDED            FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2005     ------------------------------------
                                                  (UNAUDITED)        2004          2003          20021
                                                  -----------      --------      --------      --------
PER SHARE DATA
  Net asset value, beginning of period              $  10.33       $   8.78      $   6.45      $   7.14
                                                    --------       --------      --------      --------
INVESTMENT OPERATIONS
  Net investment income (loss)                          0.042          0.032        (0.03)2        0.07
  Net gain (loss) on investments and
    foreign currency related items
    (both realized and unrealized)                      0.96           1.52          2.36         (0.76)
                                                    --------       --------      --------      --------
      Total from investment operations                  1.00           1.55          2.33         (0.69)
                                                    --------       --------      --------      --------
LESS DIVIDENDS
  Dividends from net investment income                 (0.00)3           --            --            --
                                                    --------       --------      --------      --------
NET ASSET VALUE, END OF PERIOD                      $  11.33       $  10.33      $   8.78      $   6.45
                                                    ========       ========      ========      ========
      Total return4                                     9.71%         17.65%        36.34%        (9.80)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $    345       $    216      $     60      $     90
    Ratio of expenses to average net assets             1.95%5         1.95%         1.85%         1.65%5
    Ratio of net investment income (loss)
       to average net assets                            0.68%5         0.32%        (0.41)%        1.92%5
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements              0.58%5         0.72%         0.97%         1.52%5
  Portfolio turnover rate                                 58%           114%          156%          145%

--------------------------------------------------------------------------------
1  For the period November 30, 2001 (inception date) through October 31, 2002.
2 Per share information is calculated using the average shares outstanding method.
3  This amount represents less than $(0.01) per share.
4 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
5  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

   Credit Suisse Emerging Markets Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks growth of capital. The Fund was incorporated under the laws of the State of Maryland on December 23, 1993.

   The Fund is authorized to offer three classes of shares: Common Class shares, Advisor Class shares, and Class A shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"),
(4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Effective December 12, 2001, the Fund closed its Advisor Class to new investments, except for reinvestment of dividends. Advisor Class shareholders may continue to hold Advisor Class shares but will be unable to add to their accounts. Although no further shares can be purchased, shareholders can redeem their Advisor Class shares through any available method. Class A shares are sold subject to a front-end sales charge of up to 5.75%.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency, and

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2005, the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from the securities lending activities. During the six months ended April 30, 2005, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $17,697, of which $13,505 was rebated to borrowers (brokers). The Fund retained $2,942 from the cash collateral investment, and SSB, as lending agent, was paid $1,250. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

   J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value.

   The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.25% of the Fund's average daily net assets. For the six months ended April 30, 2005, investment advisory fees earned and voluntarily waived were $220,691 and $103,216, respectively.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM U.K.") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Australia"), affiliates of CSAM, are sub-investment advisers to the Fund (the "Sub Advisers"). CSAM U.K. and CSAM Australiasub-investment advisory fees are paid by CSAM out of CSAM's net advisory fee and are not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2005, co-administrative services fees earned by CSAMSI were $17,655.

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $18,114.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at the annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2005, the Fund reimbursed CSAM $46,062, which is included in the Fund's transfer agent expense.

   For the six months ended April 30, 2005, CSAMSI and its affiliates advised the Fund that they retained $620 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2005, Merrill was paid $7,793 for its services to the Fund.

NOTE 4. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT

the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2005 and during the six months ended April 30, 2005, the Fund had no borrowings under the Credit Facility.

NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2005, purchases and sales of investment securities (excluding short-term investments) were $19,925,481 and $24,813,942, respectively.

   At April 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $28,030,446, $7,550,948, $(910,578) and $6,640,370, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue three billion full and fractional shares of capital stock, $0.001 par value per share, of which one billion are classified as Common Class shares, one billion are classified as Advisor Class shares and one billion are classified as Class A shares. Transactions in capital shares of each class of the Fund were as follows:

                                               COMMON CLASS
                          -----------------------------------------------------
                           FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                          APRIL 30, 2005 (UNAUDITED)       OCTOBER 31, 2004
                          -----------------------------------------------------
                            SHARES          VALUE        SHARES         VALUE
                          -----------   -----------   ----------   ------------
Shares sold                   196,958   $ 2,298,771      378,683   $  3,745,602
Shares issued
   in reinvestment
   of dividends                   717         8,452           --             --
Shares redeemed              (482,003)   (5,635,959)  (1,372,472)   (13,126,573)
                          -----------   -----------   ----------   ------------
Net decrease                 (284,328)  $(3,328,736)    (993,789)  $ (9,380,971)
                          ===========   ===========   ==========   ============

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

                                              ADVISOR CLASS
                          -----------------------------------------------------
                           FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                          APRIL 30, 2005 (UNAUDITED)       OCTOBER 31, 2004
                          -----------------------------------------------------
                            SHARES          VALUE        SHARES         VALUE
                          -----------   -----------   ----------   ------------
Shares issued
   in reinvestment
   of dividends                   224   $     2,550           --   $         --
Shares redeemed               (21,346)     (225,846)     (20,888)      (203,254)
                          -----------   -----------   ----------   ------------
Net decrease                  (21,122)  $  (223,296)     (20,888)  $   (203,254)
                          ===========   ===========   ==========   ============

                                     CLASS A
                          -----------------------------------------------------
                           FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                          APRIL 30, 2005 (UNAUDITED)       OCTOBER 31, 2004
                          -----------------------------------------------------
                            SHARES          VALUE        SHARES         VALUE
                          -----------   -----------   ----------   ------------
Shares sold                     9,564   $   117,024       55,545   $    506,692
Shares issued
   in reinvestment
   of dividends                     2            24           --             --
Shares redeemed                   (10)         (115)     (41,486)      (422,379)
                          -----------   -----------   ----------   ------------
Net increase                    9,556   $   116,933       14,059   $     84,313
                          ===========   ===========   ==========   ============

   Effective September 16, 2002, a redemption fee of 2% of the value of Common Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

   On April 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                 NUMBER OF         APPROXIMATE PERCENTAGE
                               SHAREHOLDERS         OF OUTSTANDING SHARES
                               ------------        ----------------------
            Common Class             4                        56%
            Advisor Class            4                        23%
            Class A                  8                        53%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE EMERGING MARKETS FUND
BOARD APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

   In approving the Investment Advisory Agreement with CSAM (the "Advisory Agreement"), and the Sub-Investment Advisory Agreements with CSAM U.K. and CSAM Australia (the "sub-Advisory Agreements"), the Board of Directors of the Fund, including all of the Directors who are not "interested persons" of the Fund as defined in the 1940 Act ("the Independent Directors"), considered the following factors with respect to the Fund:

   Investment Advisory Fee Rate
   ----------------------------

   The Board reviewed and considered the contractual advisory fee rates of 1.25% paid by the Fund (the "Contractual Advisory Fee"), to CSAM in light of the extent and quality of the advisory services provided by CSAM or either Sub-Adviser. The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.95% after taking waivers and reimbursements into account (the "Net Advisory Fee"). The Board acknowledged that the fee waivers and reimbursements could be discontinued at any time. In addition, the Board noted that the compensation paid to CSAM U.K. and CSAM Australia is paid by CSAM, not the Fund, and, accordingly, that the retention of CSAM U.K. and CSAM Australia does not increase the fees or expenses otherwise incurred by the Fund's shareholders.

   Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee and Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Peer Group") and universe of funds (the "Universe") provided by an independent provider of investment company data.

   Nature, Extent and Quality of the Services under the Advisory and Sub-Advisory Agreements
--------------------------------------------------------------------

   The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by CSAM under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements. The Board also noted information received at regular meetings throughout the year related to the services rendered by CSAM and the Sub-Advisers. The Board reviewed background information about CSAM and the Sub-Advisers, including their Form ADVs. The Board considered the background and experience of CSAM's and the Sub-Advisers' senior management and the expertise of, and the amount of attention given to the Fund by, both junior and senior personnel of CSAM and the Sub-Advisers. With respect to the

CREDIT SUISSE EMERGING MARKETS FUND
BOARD APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

   Sub-Advisers, the Board also considered the particular expertise of CSAM U.K. and CSAM Australia in managing the types of global investments which the Fund makes. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other CSAM clients for comparable services.

   In approving the Sub-Advisory Agreements, the Board also considered the benefits to the Fund of retaining CSAM's United Kingdom and Australian affiliates given the increased complexity of the domestic and international securities markets, specifically that retention of CSAM U.K. and CSAM Australia expands the universe of companies and countries from which investment opportunities could be sought and enhances the ability of the Fund to obtain best price and execution on trades in international markets.

   Fund Performance
   ----------------

   The Board received and considered the one, three and five-year performance of the Fund, along with comparisons, for all presented periods, both to the Peer Group and the Universe for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Peer Group and the Universe.

   The Board reviewed information comparing the performance of the Fund to performance benchmarks that the Board had previously established and progress that had been made in certain instances toward achieving those benchmarks. The Board also reviewed comparisons between the Fund and its identified benchmark over various time periods.

   CSAM Profitability
   ------------------

   The Board received and considered a profitability analysis of CSAM based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and CSAM affiliates on the other. The Board received profitability information for the other funds in the CSAM family of funds.

CREDIT SUISSE EMERGING MARKETS FUND
BOARD APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

   Economies of Scale
   ------------------

   The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

   Other Benefits to CSAM and the Sub-Advisers
   -------------------------------------------

   The Board considered other benefits received by CSAM, the Sub-Advisers and their affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of CSAM and the Sub-Advisers and benefits potentially derived from an increase in CSAM's and the Sub-Advisers' businesses as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by CSAM, the Sub-Advisers and their affiliates).

   The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed CSAM's and the Sub-Advisers' method for allocating portfolio investment opportunities between the Fund and other advisory clients.

   Conclusions
   -----------

   In selecting CSAM and the Sub-Advisers, and approving the Advisory Agreement, the investment advisory fee under such agreement and the Sub-Advisory Agreements, the Board concluded that:

   o although the Contractual Advisory Fee was higher than the median of its Peer Group, the fee was considered reasonable recognizing that the amount that shareholders were actually charged, the Net Advisory Fee, was the lowest of the Fund's Peer Group.

   o recognizing that the Fund's one, three and five-year performance lagged that of its Peer Group, the Board directed CSAM to suggest a means to

CREDIT SUISSE EMERGING MARKETS FUND
BOARD APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


   improve performance. CSAM subsequently advised the Board that changes in the Fund are under review in order to address underperformance.

   o aside from the performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by CSAM and the Sub-Advisers and that, based on dialogue with management and counsel, the services provided by CSAM under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements are typical of, and consistent with, those provided to mutual funds by other investment advisers and sub-advisers. The Board understood that CSAM had or was in the process of addressing any performance issues.

   o in light of the costs of providing investment management and other services to the Fund and CSAM's ongoing commitment to the Fund and willingness to cap fees and expenses, the profits and other ancillary benefits that CSAM and its affiliates received were considered reasonable.

   o CSAM's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

   o in light of the relatively small size of the Fund and the amount of the Net Advisory Fees, the Fund's current fee structure (without breakpoints) was considered reasonable.

   No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory and Sub-Advisory Agreements. The Independent Directors were advised by separate independent legal counsel throughout the process.

CREDIT SUISSE EMERGING MARKETS FUND
PRIVACY POLICY NOTICE (UNAUDITED)
--------------------------------------------------------------------------------

                     Important Privacy Choices for Consumers
                     ---------------------------------------

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   o  Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

[ ] No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("CSAM"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in CSAM-sponsored and-advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2005.

CREDIT SUISSE EMERGING MARKETS FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   o  By calling 1-800-927-2874

   o  On the Fund's website, www.csam.com/us

   o On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874 o www.csam.com/us                               SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       EMK-SAR-0405

ITEM 2. CODE OF ETHICS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Credit Suisse Emerging Markets Fund, Inc.

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

                  /s/ Michael A. Pignataro
                  --------------------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   July 5, 2005